SCHEDULE OF PROVISIONS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Opening balance		$ 2,208	$ 2,243
Provision recognized
Termination payments		(62)	(113)
Termination payments		62	113
Change in estimate		1,191	233
Accretion for the period		321	101
Interest
Exchange differences		(50)	(256)
Closing balance		3,608	2,208
Current		1,795
Non-current		1,813	2,208
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[1]	652	617
Provision recognized
Termination payments	[1]	(62)	(113)
Termination payments	[1]	62	113
Change in estimate	[1]	968	233
Accretion for the period	[1]	236	40
Interest
Exchange differences	[1]	1	(125)
Closing balance	[1]	1,795	652
Current	[1]	1,795
Non-current	[1]		652
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[2]	1,556	1,626
Provision recognized
Termination payments	[2]
Termination payments	[2]
Change in estimate	[2]	223
Accretion for the period	[2]	85	61
Interest
Exchange differences	[2]	(51)	(131)
Closing balance	[2]	1,813	1,556
Current	[2]
Non-current	[2]	$ 1,813	$ 1,556

[1]	Post-retirement benefits: Under Mexican labour law, the Company provides post-retirement indemnities and severance benefits to its employees terminated under certain circumstances. Key assumptions used by the independent 3rd party actuary in the above estimate include an annual discount rate of 7.00% (December 31, 2020 – 4.86%), employee turnover rate of 4% (December 31, 2020 – 22%), annual salary rate increase of 3.75% (December 31, 2020 – 3.75%) and minimum wage increase rate of 22% (December 31, 2020 – 5.31%), and the revised life of mine plan to mid-2022 (December 31, 2020 – to mid-2024).
[2]	Rehabilitation provision: Key financial assumptions used in the above estimate include independent 3rd party cost reports, an annual discount rate of 6.68% for Platosa and 7.19% for Miguel Auza (December 31, 2020 – both 4.73%), Mexican target inflation rates and the anticipated commencement of rehabilitation work (Platosa – 2023 and Miguel Auza – 2024). The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $1.9 million of which $1.0 million relates to the Platosa mine and $0.9 million relates to the Miguel Auza processing facility.